Taxes (Details) - Schedule of Taxes Payable - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,639,258	$ 2,573,830
Value-added tax payable	1,098,163	1,135,342
Other taxes payable	140,289	136,131
Total taxes payable	$ 3,877,710	$ 3,845,303